UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPlus® & Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Global StocksPLUS® & Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.9%
BANK LOAN OBLIGATIONS 2.9%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$2,363	$2,359
iHeartCommunications, Inc.
6.944% due 01/30/2019		200	166
OGX
TBD% - 13.000% due 04/10/2049		133	156
Sequa Corp.
5.250% due 06/19/2017		915	778

Total Bank Loan Obligations (Cost $3,514)			3,459

CORPORATE BONDS & NOTES 40.7%
BANKING & FINANCE 24.8%
AGFC Capital Trust
6.000% due 01/15/2067 (g)		1,000	765
Banco do Brasil S.A.
9.000% due 06/18/2024 (e)(g)		900	533
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	100	195
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$4,580	4,187
BNP Paribas S.A.
7.375% due 08/19/2025 (e)(g)		1,100	1,108
Cantor Fitzgerald LP
7.875% due 10/15/2019		500	550
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (g)		400	344
ERB Hellas PLC
4.250% due 06/26/2018	EUR	200	85
Exeter Finance Corp.
9.750% due 05/20/2019		$900	902
Ford Motor Credit Co. LLC
8.000% due 12/15/2016 (g)		3,850	4,141
Jefferies Finance LLC
7.500% due 04/15/2021 (g)		767	720
Jefferies LoanCore LLC
6.875% due 06/01/2020 (g)		800	768
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		1,852	1,675
LBG Capital PLC
7.588% due 05/12/2020	GBP	500	798
15.000% due 12/21/2019 (g)		800	1,700
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018 (g)		$1,000	863
Navient Corp.
5.500% due 01/15/2019 (g)		1,000	932
8.450% due 06/15/2018 (g)		970	1,000
Novo Banco S.A.
4.750% due 01/15/2018	EUR	100	106
5.875% due 11/09/2015		500	557
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021 (g)		$772	785
Pinnacol Assurance
8.625% due 06/25/2034 (f)		1,100	1,160
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,317
11.000% due 06/30/2019 (e)(g)		$1,135	1,400
Springleaf Finance Corp.
6.500% due 09/15/2017 (g)		900	936
6.900% due 12/15/2017		200	209
TIG FinCo PLC
8.500% due 03/02/2020	GBP	132	208
8.750% due 04/02/2020		678	946
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$1,010	210

			29,100

INDUSTRIALS 13.2%
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)(g)		164	163
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)(g)		1,308	934

Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)		3,667	3,025
9.000% due 02/15/2020 ^(g)		183	151
Chesapeake Energy Corp.
3.539% due 04/15/2019		20	14
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		470	14
CVS Pass-Through Trust
5.880% due 01/10/2028		542	624
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	10	16
Forbes Energy Services Ltd.
9.000% due 06/15/2019		$292	189
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		357	25
iHeartCommunications, Inc.
9.000% due 03/01/2021 (g)		690	578
9.000% due 09/15/2022 (g)		1,000	824
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,890	1,710
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		30	22
Numericable-SFR S.A.S.
6.250% due 05/15/2024 (g)		1,900	1,838
OGX Austria GmbH
8.375% due 04/01/2022 ^		2,050	0
8.500% due 06/01/2018 ^		1,400	0
Rockies Express Pipeline LLC
6.875% due 04/15/2040		71	66
Scientific Games International, Inc.
10.000% due 12/01/2022		700	613
Sequa Corp.
7.000% due 12/15/2017 (g)		1,166	606
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		500	512
Tembec Industries, Inc.
9.000% due 12/15/2019 (g)		600	453
UAL Pass-Through Trust
6.636% due 01/02/2024 (g)		1,545	1,648
10.400% due 05/01/2018		251	269
Westmoreland Coal Co.
8.750% due 01/01/2022 (g)		1,415	1,164

			15,458

UTILITIES 2.7%
Frontier Communications Corp.
8.875% due 09/15/2020		90	88
10.500% due 09/15/2022		150	146
11.000% due 09/15/2025		150	146
Illinois Power Generating Co.
6.300% due 04/01/2020		480	406
7.950% due 06/01/2032		800	692
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		820	297
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		841	220
Petrobras Global Finance BV
6.750% due 01/27/2041 (g)		520	335
6.875% due 01/20/2040		520	339
7.875% due 03/15/2019		440	363
Sierra Hamilton LLC
12.250% due 12/15/2018		100	66

			3,098

Total Corporate Bonds & Notes (Cost $54,157)			47,656

MUNICIPAL BONDS & NOTES 1.4%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		40	41
7.750% due 01/01/2042		70	70

			111

WEST VIRGINIA 1.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,720	1,504

Total Municipal Bonds & Notes (Cost $1,729)			1,615

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
5.194% due 07/25/2025		100	100
5.856% due 03/25/2037 (a)(g)		702	117
5.956% due 11/25/2039 (a)(g)		630	95
6.106% due 01/25/2038 (a)(g)		893	140
6.186% due 03/25/2037 (a)(g)		719	117
6.206% due 12/25/2037 (a)(g)		1,028	137
6.216% due 06/25/2037 (a)(g)		270	39
6.246% due 04/25/2037 (a)(g)		636	98
6.256% due 04/25/2037 (a)(g)		1,549	313
6.406% due 11/25/2035 (a)(g)		282	44
6.606% due 11/25/2036 (a)(g)		3,295	625
7.000% due 12/25/2023 (g)		175	197
7.006% due 02/25/2037 (a)(g)		633	132
7.500% due 06/01/2032		46	49
7.800% due 06/25/2026		4	4
9.759% due 12/25/2042		104	120
13.929% due 08/25/2022 (g)		214	288
Freddie Mac
0.872% due 10/25/2020 (a)(g)		10,717	337
6.233% due 03/15/2037 (a)(g)		1,158	186
6.363% due 09/15/2036 (a)(g)		696	132
6.373% due 09/15/2036 (a)(g)		1,533	277
7.000% due 08/15/2023		9	10

Total U.S. Government Agencies (Cost $3,356)			3,557

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
1.500% due 08/31/2018 (i)(k)		1,000	1,017

Total U.S. Treasury Obligations (Cost $1,000)			1,017

MORTGAGE-BACKED SECURITIES 70.3%
Banc of America Alternative Loan Trust
16.513% due 09/25/2035 ^(g)		2,690	3,369
Banc of America Funding Trust
2.614% due 12/20/2034		631	569
2.622% due 03/20/2036		1,001	924
5.846% due 01/25/2037 ^		369	311
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^		4	4
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.953% due 03/11/2041 (g)		2,000	2,194
BCAP LLC Trust
6.250% due 11/26/2036		756	775
BCRR Trust
5.858% due 07/17/2040 (g)		3,000	3,171
Bear Stearns Adjustable Rate Mortgage Trust
2.761% due 07/25/2036 ^		459	389
Bear Stearns ALT-A Trust
2.521% due 04/25/2035		361	302
2.655% due 11/25/2035 ^		157	118
2.697% due 09/25/2035		261	223
Bear Stearns Asset-Backed Securities Trust
22.856% due 03/25/2036 ^(g)		2,208	2,668
Bear Stearns Commercial Mortgage Securities Trust
5.717% due 02/11/2041		1,000	1,000
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036 (g)		1,312	1,086
2.641% due 12/26/2046		446	338
BRAD Resecuritization Trust
2.178% due 03/12/2021		2,154	162
6.550% due 03/12/2021		403	401
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^		744	646
Celtic Residential Irish Mortgage Securitisation PLC
0.137% due 11/13/2047 (g)	EUR	2,195	2,288
0.849% due 12/14/2048	GBP	1,920	2,656
Charlotte Gateway Village LLC
6.410% due 12/01/2016		$311	320
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.494% due 08/25/2035		196	182
0.534% due 10/25/2034		14	13
Citigroup Mortgage Loan Trust, Inc.
2.751% due 03/25/2037 ^(g)		627	497
Commercial Mortgage Trust
0.202% due 10/10/2046 (a)(g)		77,000	881
6.188% due 07/10/2046		760	836
Countrywide Alternative Loan Trust
0.426% due 05/20/2046 ^(g)		1,203	926

0.434% due 12/25/2046 ^	143	94
0.524% due 10/25/2035 (g)	1,388	1,111
0.544% due 05/25/2036 ^(g)	2,493	1,485
2.603% due 02/25/2037 ^	364	326
2.675% due 10/25/2035 ^	293	263
5.500% due 08/25/2034 (g)	734	735
5.500% due 02/25/2036 ^	41	38
5.500% due 03/25/2036 ^(g)	760	650
6.000% due 05/25/2037 ^(g)	904	740
6.250% due 09/25/2034	116	119
6.956% due 07/25/2036 (a)	1,788	596
19.267% due 07/25/2035 (g)	1,604	2,187
Countrywide Home Loan Mortgage Pass-Through Trust
0.434% due 03/25/2036	274	237
0.514% due 03/25/2035 (g)	1,563	1,382
0.584% due 02/25/2035	185	145
2.506% due 10/20/2035 ^	231	195
2.593% due 02/20/2036 ^	1,814	693
2.606% due 10/20/2035 ^	326	295
2.683% due 03/25/2037 ^	500	409
2.766% due 08/25/2034	375	345
2.903% due 10/20/2035	746	677
5.500% due 08/25/2035 ^	52	48
Credit Suisse Commercial Mortgage Trust
6.270% due 02/15/2041 (g)	2,000	2,141
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039 (g)	900	921
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	320	311
First Horizon Alternative Mortgage Securities Trust
2.249% due 11/25/2036 ^	670	529
First Horizon Mortgage Pass-Through Trust
2.564% due 01/25/2037 ^(g)	1,368	1,221
GMAC Mortgage Corp. Loan Trust
3.277% due 06/25/2034	161	158
GS Mortgage Securities Trust
6.224% due 08/10/2043 (g)	730	792
GSR Mortgage Loan Trust
2.653% due 05/25/2035	226	208
2.697% due 04/25/2035	461	441
5.500% due 06/25/2036 ^	142	133
HarborView Mortgage Loan Trust
0.516% due 04/19/2034	33	30
2.342% due 11/19/2034	154	122
2.695% due 02/25/2036 ^	65	55
4.358% due 06/19/2036 ^	573	398
4.803% due 08/19/2036 ^	38	34
HSI Asset Loan Obligation Trust
2.570% due 01/25/2037 ^	601	475
IndyMac Mortgage Loan Trust
0.464% due 06/25/2037 ^(g)	2,005	1,356
0.474% due 03/25/2035	57	50
2.580% due 06/25/2037 ^	815	628
JPMBB Commercial Mortgage Securities Trust
0.324% due 11/15/2045 (a)(g)	76,047	1,552
JPMorgan Chase Commercial Mortgage Securities Corp.
5.740% due 05/15/2041 (g)	1,500	1,534
JPMorgan Mortgage Trust
2.592% due 04/25/2037 ^(g)	1,316	1,033
5.500% due 01/25/2036 ^	100	95
5.500% due 06/25/2037 ^	87	85
Luminent Mortgage Trust
0.364% due 12/25/2036 (g)	1,000	808
0.394% due 10/25/2046 (g)	926	797
MASTR Adjustable Rate Mortgages Trust
2.611% due 11/25/2035 ^	1,140	886
3.077% due 10/25/2034	328	290
Merrill Lynch Alternative Note Asset Trust
0.264% due 01/25/2037	333	150
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048 (g)	910	945
Morgan Stanley Capital Trust
5.569% due 12/15/2044 (g)	1,308	1,381
Opteum Mortgage Acceptance Corp. Trust
0.464% due 07/25/2036	387	268
Prime Mortgage Trust
6.356% due 11/25/2036 (a)	7,491	908
Provident Funding Mortgage Loan Trust
2.619% due 10/25/2035	147	146
RBSSP Resecuritization Trust
5.000% due 09/26/2036 (g)	2,474	1,689
Residential Accredit Loans, Inc. Trust
3.030% due 12/26/2034 ^	397	328
3.767% due 01/25/2036 ^(g)	1,221	994
6.000% due 09/25/2035	627	489
6.000% due 08/25/2036 ^	446	365

Residential Asset Mortgage Products Trust
7.500% due 12/25/2031		123	129
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 (g)		3,000	3,036
Structured Adjustable Rate Mortgage Loan Trust
1.599% due 05/25/2035 ^(g)		2,939	2,092
2.769% due 09/25/2036 ^		457	295
2.792% due 09/25/2035		133	113
4.416% due 11/25/2036 ^		288	266
4.541% due 04/25/2036 ^		615	463
4.872% due 01/25/2036 ^		559	434
Structured Asset Mortgage Investments Trust
0.424% due 02/25/2036		555	449
0.474% due 02/25/2036		461	376
Suntrust Adjustable Rate Mortgage Loan Trust
2.705% due 01/25/2037 ^		218	202
Theatre Hospitals No. 1 PLC
3.584% due 10/15/2031	GBP	800	1,134
Theatre Hospitals No. 2 PLC
3.584% due 10/15/2031		290	411
Wachovia Bank Commercial Mortgage Trust
5.342% due 01/15/2041 (g)		$1,500	1,530
6.150% due 02/15/2051 (g)		2,500	2,685
WaMu Commercial Mortgage Securities Trust
5.882% due 03/23/2045 (g)		1,000	1,016
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 07/25/2045		161	152
0.929% due 01/25/2047		153	140
2.290% due 12/25/2036 ^		698	632
2.387% due 02/25/2037 ^		552	491
4.472% due 07/25/2037 ^		197	184
Washington Mutual Mortgage Pass-Through Certificates Trust
0.969% due 04/25/2047 ^		1,398	173
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^		497	490
Wells Fargo-RBS Commercial Mortgage Trust
0.508% due 12/15/2046 (a)		30,000	771

Total Mortgage-Backed Securities (Cost $63,855)			82,429

ASSET-BACKED SECURITIES 12.3%
Apidos CLO
0.010% due 07/22/2026		500	354
Bayview Financial Asset Trust
1.144% due 12/25/2039		224	217
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^		795	533
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		1,441	799
Carrington Mortgage Loan Trust
0.344% due 08/25/2036		100	62
Centex Home Equity Loan Trust
0.644% due 06/25/2035		236	203
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		2,201	1,456
0.354% due 01/25/2037		251	150
5.972% due 01/25/2037 ^		779	527
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		454	346
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		1,980	1,758
0.344% due 01/25/2037		161	154
0.744% due 09/25/2034		129	124
EMC Mortgage Loan Trust
1.134% due 05/25/2039		617	593
Lehman XS Trust
5.092% due 05/25/2037 ^		378	475
5.420% due 11/25/2035 ^		388	393
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		172	174
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 05/25/2037		160	102
Residential Asset Mortgage Products Trust
0.874% due 03/25/2033		64	58
5.572% due 06/25/2032		98	97
Soundview Home Loan Trust
0.254% due 11/25/2036		218	87
South Coast Funding Ltd.
0.544% due 01/06/2041		15,594	4,716
Structured Asset Securities Corp. Mortgage Loan Trust
0.344% due 05/25/2036		439	423
0.494% due 06/25/2035		593	526
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036		124	64

Total Asset-Backed Securities (Cost $12,707)			14,391

SOVEREIGN ISSUES 0.7%
Costa Rica Government International Bond
7.000% due 04/04/2044 (g)		300	267
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	33	26
3.000% due 02/24/2024		33	26
3.000% due 02/24/2025		33	26
3.000% due 02/24/2026		33	25
3.000% due 02/24/2027		33	25
3.000% due 02/24/2028		33	24
3.000% due 02/24/2029		33	24
3.000% due 02/24/2030		33	24
3.000% due 02/24/2031		33	23
3.000% due 02/24/2032		33	23
3.000% due 02/24/2033		33	23
3.000% due 02/24/2034		33	22
3.000% due 02/24/2035		33	22
3.000% due 02/24/2036		33	22
3.000% due 02/24/2037		33	22
3.000% due 02/24/2038		33	21
3.000% due 02/24/2039		33	21
3.000% due 02/24/2040		33	21
3.000% due 02/24/2041		33	21
3.000% due 02/24/2042		33	21
4.750% due 04/17/2019		100	98

Total Sovereign Issues (Cost $796)			827

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (f)		103,539	105

Total Common Stocks (Cost $154)			105

WARRANTS 0.0%
INDUSTRIALS 0.0%
Global Geophysical Services, Inc. - Exp. 05/01/2049		1,552	1

Total Warrants (Cost $15)			1

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
AgriBank FCB
6.875% due 01/01/2024 (e)		4,000	421

Total Preferred Securities (Cost $400)			421

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.2%
SHORT-TERM NOTES 6.7%
Fannie Mae
0.228% due 01/14/2016		$1,200	1,200
0.264% due 02/08/2016		1,600	1,599
Federal Home Loan Bank
0.213% due 01/27/2016		600	600
0.238% due 01/14/2016		500	500
0.254% due 01/11/2016		1,200	1,199
0.294% due 02/19/2016		2,600	2,598
Freddie Mac
0.106% due 12/01/2015		200	200

			7,896

U.S. TREASURY BILLS 14.5%
0.106% due 11/19/2015 - 02/18/2016 (c)(i)(k)	16,964	16,963

Total Short-Term Instruments (Cost $24,851)		24,859

Total Investments in Securities (Cost $166,534)		180,337

Total Investments 153.9% (Cost $166,534)		$180,337
Financial Derivative Instruments (h)(j) (6.1%) (Cost or Premiums, net $(1,307))		(7,158)
Other Assets and Liabilities, net (47.8%)		(55,978)

Net Assets 100.0%		$117,201

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	$1,822	$1,675	1.43%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,160	0.99
TIG FinCo PLC	04/02/2015	154	105	0.09

		$3,076	$2,940	2.51%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BCY	0.250%	05/06/2015	05/05/2017		$(2,562)	$(2,565)
	0.999	09/08/2015	10/08/2015		(537)	(537)
	1.000	09/08/2015	10/08/2015		(322)	(322)
	1.044	07/22/2015	10/22/2015		(1,509)	(1,512)
	1.400	09/21/2015	12/21/2015		(619)	(619)
	1.631	06/26/2015	10/01/2015		(1,818)	(1,826)
	1.644	07/22/2015	10/22/2015		(2,847)	(2,856)
	1.670	08/17/2015	11/17/2015		(2,294)	(2,299)
	1.909	04/28/2015	10/28/2015		(868)	(875)
	2.134	10/01/2015	04/01/2016		(591)	(591)
	2.176	10/01/2015	10/03/2016		(1,142)	(1,142)
BOS	2.131	06/09/2015	12/08/2015		(2,274)	(2,289)
	2.505	09/21/2015	03/21/2016		(1,475)	(1,476)
BPG	1.781	03/23/2015	03/22/2016		(1,254)	(1,255)
BRC	0.900	08/03/2015	11/03/2015		(237)	(237)
DEU	0.950	07/08/2015	10/08/2015		(613)	(614)
	0.950	07/14/2015	10/14/2015		(854)	(856)
	0.950	07/29/2015	10/29/2015		(710)	(711)
	0.950	08/27/2015	11/30/2015		(1,498)	(1,499)
	0.950	09/16/2015	12/16/2015		(2,566)	(2,567)
FOB	1.986	09/14/2015	12/14/2015		(2,408)	(2,410)
JPS	1.354	08/07/2015	02/08/2016		(1,944)	(1,948)
	1.598	06/16/2015	12/16/2015		(1,278)	(1,284)
MSC	1.150	09/21/2015	12/21/2015		(1,930)	(1,931)
	1.250	08/07/2015	11/09/2015		(2,719)	(2,724)
	1.250	09/21/2015	12/21/2015		(1,352)	(1,353)
RDR	0.600	04/29/2015	10/29/2015		(1,133)	(1,136)
	0.650	08/25/2015	11/23/2015		(2,919)	(2,921)
	1.120	05/26/2015	11/30/2015		(3,378)	(3,392)
	1.400	04/07/2015	10/07/2015		(628)	(632)
	1.450	07/14/2015	01/14/2016		(1,155)	(1,159)
RTA	1.697	07/02/2015	07/01/2016		(1,615)	(1,622)
SAL	1.020	08/18/2015	11/18/2015		(633)	(634)
	1.039	07/15/2015	10/15/2015		(1,474)	(1,477)
SOG	0.680	08/17/2015	10/19/2015		(888)	(889)
	0.790	08/27/2015	11/30/2015		(888)	(889)
	0.850	08/21/2015	11/23/2015		(564)	(565)
UBS	0.800	09/18/2015	12/18/2015		(1,351)	(1,351)
	0.850	09/18/2015	12/18/2015		(809)	(809)
	0.900	07/16/2015	10/16/2015	EUR	(1,668)	(1,868)
	0.900	08/26/2015	11/30/2015		$(994)	(995)
	0.900	09/18/2015	12/18/2015		(1,826)	(1,827)
	0.950	08/26/2015	11/30/2015		(1,362)	(1,363)
	1.000	08/26/2015	11/30/2015		(1,425)	(1,426)
	1.050	08/11/2015	11/11/2015	GBP	(976)	(1,478)
	1.710	03/24/2015	01/04/2016		$(3,882)	(3,917)
	1.740	03/24/2015	01/04/2016		(2,268)	(2,289)

Total Reverse Repurchase Agreements						$(70,937)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $64,967 at a weighted average interest rate of 1.243%.

(g)	Securities with an aggregate market value of $86,025 and cash of $148 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index October Futures	1,910.000	10/16/2015	120	$391	$1,098

Total Purchased Options				$391	$1,098

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME S&P 500 Index October Futures	2,010.000	10/16/2015	120	$(990)	$(74)

Total Written Options				$(990)	$(74)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	43	$(88)	$89	$0
S&P 500 Index December Futures	Long	12/2015	115	(964)	983	0

Total Futures Contracts				$(1,052)	$1,072	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	4,900	$510	$283	$0	$(1)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		2,100	(376)	(302)	0	(1)
Pay	3-Month USD-LIBOR	2.750	06/19/2023		$345,000	26,413	23,564	0	(304)
Pay	3-Month USD-LIBOR	3.000	06/18/2024		19,700	1,933	899	0	(18)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		333,500	(13,205)	(16,637)	280	0

						$15,275	$7,807	$280	$(324)

Total Swap Agreements						$15,275	$7,807	$280	$(324)

(i)	Securities with an aggregate market value of $6,639 and cash of $14,061 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$5,599	GBP	3,683	$0	$(28)
	11/2015	GBP	3,683		$5,598	28	0
	12/2015	HKD	70		9	0	0
CBK	10/2015	EUR	217		246	4	0
	10/2015		$102	EUR	91	0	0
	10/2015		129	GBP	84	0	(2)
	11/2015	AUD	28		$20	0	0
	11/2015	CHF	62		64	0	0
	11/2015	DKK	285		43	0	0
	11/2015	ILS	47		12	0	0
	11/2015	JPY	28,100		226	0	(8)
DUB	10/2015	BRL	1,380		347	0	(1)
	10/2015		$344	BRL	1,380	4	0
	11/2015	BRL	1,380		$341	0	(3)
	11/2015	CHF	99		101	0	(1)
GLM	11/2015	JPY	22,623		184	0	(4)
	11/2015	NOK	94		11	0	0
HUS	10/2015	EUR	3,307		3,768	73	0
	11/2015		99		111	0	0
	12/2015	HKD	333		43	0	0
JPM	10/2015	BRL	1,380		383	35	0
	10/2015		$347	BRL	1,380	1	0
	10/2015		195	EUR	174	0	(1)
	11/2015	EUR	21		$24	0	0
	11/2015	GBP	48		73	0	0
	11/2015		$135	JPY	16,300	2	0
MSB	10/2015	JPY	10,308		$86	0	0
	10/2015		$86	JPY	10,308	0	0
	11/2015	GBP	29		$44	0	0
	11/2015	JPY	20,958		175	0	0
SCX	10/2015	GBP	3,791		5,887	152	0
SOG	11/2015	CAD	49		37	0	0
UAG	10/2015	GBP	80		123	2	0
	10/2015	SGD	31		22	0	0
	10/2015		$3,646	EUR	3,259	0	(4)
	10/2015		160	GBP	104	0	(3)
	11/2015	AUD	127		$93	4	0
	11/2015	EUR	3,259		3,647	4	0
	11/2015	SEK	423		50	0	(1)

Total Forward Foreign Currency Contracts						$309	$(56)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Commercial Industrial Finance Corp. Ltd. 3-Month USD-LIBOR plus 4.000% due 10/20/2020	(4.500%	)	10/20/2020	$478	$0	$(4)	$0	$(4)
	Telos CLO Ltd. 3-Month USD-LIBOR plus 4.250% due 10/11/2021	(5.000)		10/11/2021	1,500	0	(38)	0	(38)

						$0	$(42)	$0	$(42)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$393	$0	$(26)	$0	$(26)
MYC	Morgan Stanley Dean Witter Capital 1-Month USD-LIBOR plus 3.225% due 08/25/2032	3.225	08/25/2032	156	(3)	14	11	0

					$(3)	$(12)	$11	$(26)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$2,927	$(583)	$13	$0	$(570)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	2,118	(410)	14	0	(396)

					$(993)	$27	$0	$(966)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BR	L 3,600	$10	$(93)	$0	$(83)
GLM	Pay	3-Month USD-LIBOR	2.350	02/18/2021		$42,500	278	105	383	0

							$288	$12	$383	$(83)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Receive	MSCI EAFE Index	12,995	1-Month USD-LIBOR plus a specified spread	05/13/2016	$ 68,665		$(8,740)	$0	$(8,740)

Total Swap Agreements							$(708)	$(8,755)	$394	$(9,857)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $11,341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,303	$156	$3,459
Corporate Bonds & Notes
Banking & Finance	0	21,176	7,924	29,100
Industrials	0	15,433	25	15,458
Utilities	0	3,098	0	3,098
Municipal Bonds & Notes
Illinois	0	111	0	111
West Virginia	0	1,504	0	1,504
U.S. Government Agencies	0	3,557	0	3,557
U.S. Treasury Obligations	0	1,017	0	1,017
Mortgage-Backed Securities	1,545	79,664	1,220	82,429
Asset-Backed Securities	0	14,391	0	14,391
Sovereign Issues	0	827	0	827
Common Stocks
Financials	0	0	105	105
Warrants
Industrials	0	0	1	1
Preferred Securities
Banking & Finance	0	421	0	421
Short-Term Instruments
Short-Term Notes	0	7,896	0	7,896
U.S. Treasury Bills	0	16,963	0	16,963

Total Investments	$1,545	$169,361	$9,431	$180,337

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,072	1,378	0	2,450
Over the counter	0	703	0	703
	$1,072	$2,081	$0	$3,153

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(398)	0	(398)
Over the counter	0	(9,913)	0	(9,913)

	$0	$(10,311)	$0	$(10,311)

Totals	$2,617	$161,131	$9,431	$173,179

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$150	$0	$0	$0	$0	$6	$0	$0	$156	$6
Corporate Bonds & Notes
Banking & Finance	8,489	0	(12)	1	0	(554)	0	0	7,924	(554)
Industrials	4	0	0	0	0	21	0	0	25	20
Mortgage-Backed Securities	1,301	0	(85)	1	9	(6)	0	0	1,220	1
Common Stocks
Financials	104	0	0	0	0	1	0	0	105	1
Warrants
Industrials	15	0	0	0	0	(14)	0	0	1	(14)

Totals	$10,063	$0	$(97)	$2	$9	$(546)	$0	$0	$9,431	$(540)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$156	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	7,924	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	25	Proxy Pricing	Base Price	7.00
Mortgage-Backed Securities	883	Proxy Pricing	Base Price	7.50 - 102.56
	337	Third Party Vendor	Broker Quote	75.75
Common Stocks
Financials	105	Other Valuation Techniques (2)	—	—
Warrants
Industrials	1	Proxy Pricing	Base Price	0.38

Total	$9,431

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$166,538	$23,045	$(9,246)	$13,799

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RTA	Bank of New York Mellon Corp.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SGD	Singapore Dollar
CHF	Swiss Franc	ILS	Israeli Shekel	USD (or $)	United States Dollar
DKK	Danish Krone	JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EAFE	Europe, Australasia, and Far East Stock Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD %	Interest Rate To Be Determiend When Loan Settles
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus® & Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015